Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31,
	2023	2022
	(U.S. Dollars in thousands)

Office furniture and lab equipment	468	721
Computers and electronic equipment	1,464	1,304
Equipment and machinery	3,471	4,326
Leasehold improvement	854	647
Vehicles	243	156
Land – See b below	6,314	6,314
Production line– See b below	32,220	31,740
	45,034	45,208
Less: accumulated depreciation	(2,691)	(1,663)
Total property and equipment, net	42,343	43,545

a.

Total depreciation in respect of property and equipment were approximately $1,198 thousand, $905 thousand and $524 thousand for the years ended December 31, 2023, 2022 and 2021, respectively. A loss from disposal of property and equipment in the amount of $1,297 thousand was recorded for the year ended December 31, 2023 and an impairment charge in the amount of $172 thousand and $214 thousand was recorded for the years ended December 31, 2022 and 2021, respectively in relation to the Company’s Property, Plant and Equipment.

b.	In December 2020, Nanox Korea purchased land for approximately $6,314 thousand upon which it built a fabrication facility. In 2021, Nanox Korea completed the construction of the permanent fabrication plant.